INTEREST AND FINANCE COSTS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Interest income	$ 14,547	$ 3,685
Amortization of discount and transaction costs	(8,901)	(7,555)
Bank stand-by and commitment fees	(944)	(1,050)
Accretion expense	(2,199)	(2,010)
Accretion of lease liabilities	(5,628)	(3,911)
Interest and finance (costs) income, net	(12,278)	(24,129)
Credit facilities and other
Disclosure of other provisions [line items]
Interest expense	(2,684)	(8,505)
2019 Convertible Debentures
Disclosure of other provisions [line items]
Interest expense		(1,167)
2024 Convertible Notes
Disclosure of other provisions [line items]
Interest expense	$ (6,469)	$ (3,616)